Income from operations - Sales and costs by nature (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Abstract]
Revenue		€ 17,156	€ 17,313	€ 17,147
Raw materials and consumables used		4,142	4,221	4,197
Employee benefits expense		6,246	6,289	6,097
Depreciation and amortisation expense	[1]	1,323	1,462	1,343
Transportation expense		645	554	509
Advertising expense		752	696	741
Lease expenses, net	[2]	19	34	50
Other operational costs	[3],[4]	3,524	2,741	2,811
Other gains (losses)		48	(51)	(33)
Profit (loss) from operating activities	[5]	€ 553	€ 1,264	€ 1,366

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Lease expense relates to short-term and low value leases.
[3]	Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 104 million government grants recognized in 2021 (2020: EUR 98 million 2019: EUR 87 million). The grants mainly relate to research and development activities and business development.
[4]	The significant increase in other operational costs 2021 versus 2020 is mainly due to the field action provision. For more details on the field action provision, please refer to Provisions.
[5]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.